CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
CONTINGENT LIABILITIES
21.	CONTINGENT LIABILITIES

(a)	Outdoor advertisement registration certificate

On May 22, 2006, the State Administration for Industry and Commerce, or the SAIC, a governmental authority in the PRC, amended the Provisions on the Registration Administration of Outdoor Advertisements, or the new outdoor advertisement provisions. Pursuant to the amended outdoor advertisement provisions, advertisements placed inside or outside of the "departure halls" of airports are treated as outdoor advertisements and must be registered in accordance with the local SAIC by "advertising distributors". To ensure that the Group's airport operations comply with the applicable PRC laws and regulations, the Group is in the process of making inquiries with the local SAICs in the cities in which the Group has operations or intends to operate with respect to the application for an advertising registration certificate. However, the local SAICs with whom the Group consulted have expressed different views on whether the advertisements shown on the Group's digital TV screens should be regarded as outdoor advertisements and how to register those advertisements. As of the date of this financial statements, only Shanghai and Beijing SAIC has accepted the Group's application and issued the outdoor advertising registration certifications. Some local SAICs need more time to consider the implementation of the new outdoor advertising provisions and some SAICs do not require the Group to register. The Group intends to register with the relevant SAICs if the Group is required to do so, but the Group cannot assure that the Group will obtain the registration certificate in compliance with the new outdoor advertisement provisions due to the uncertainty in the implementation and enforcement of the regulations promulgated by the SAIC. If the requisite registration is not obtained, the relevant local SAICs may require the Group to forfeit advertising income earned, impose administrative fines of up to $5. They may also require the Group to discontinue advertisements at airports where the requisite advertising registration is not obtained, which may result in a breach of one or more of the Group's agreements with the Group's advertising clients and materially and adversely affect the Group's business and results of operations. As of December 31, 2011, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(b)	Approval for non-advertising content

A majority of the digital frames and digital TV screens in the Group's network include programs that consist of both advertising content and non-advertising content. On December 6, 2007, the State Administration of Radio, Film or Television, or the SARFT, a governmental authority in the PRC, issued the Circular regarding Strengthening the Management of Public Audio-Video in Automobiles, Buildings and Other Public Areas, or the SARFT Circular. According to the SARFT Circular, displaying audio-video programs such as television news, films and television shows, sports, technology and entertainment through public audio-video systems located in automobiles, buildings, airports, bus or train stations, shops, banks and hospitals and other outdoor public systems must be approved by the SARFT. The Group intends to obtain the requisite approval of the SARFT for the Group's non-advertising content, but the Group cannot assure that the Group will obtain such approval in compliance with this new SARFT Circular, or at all. In November 2010, the Group entered into a strategic partnership with CCTV Mobile Media to operate the CCTV Air Channel to broadcast TV programs to air travellers in China. Under the arrangement, CCTV Mobile Media will be responsible for program planning, production, and broadcasting. The Group will operate exclusively the advertising business of CCTV Air TV Channel. According to the terms of the cooperation arrangement with CCTV Mobile Media, during the cooperation period from November 29, 2010 to November 28, 2025, CCTV Mobile Media shall obtain and, from time to time, be responsible for obtaining any approval, license and consent regarding the regulation of broadcasting and television from relevant authorities. There is no assurance that CCTV Mobile Media will be able to obtain or maintain the requisite approval or we will be able to renew the contract with CCTV Mobile Media when it expires. If the requisite approval is not obtained, the Group will be required to eliminate non-advertising content from the programs included in the Group's digital frames and digital TV screens and advertisers may find the Group's network less attractive and be unwilling to purchase advertising time slots on the Group's network. As of December 31, 2011, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(c)	Legal proceeding

In September 2011, Zhejiang Xinghui Display and Design Co., Ltd. ("Xinghui"), an equipment supplier, filed an application to the Beijing Arbitration Commission ("BAC") against AM Jinshi and TJ Jinshi, which are two of the Group's PRC operating entities, claiming for total unpaid amount of $4,254 for equipment provided. In September 2011 and January 2012, AM Jinshi and TJ Jinshi filed counterclaims for a total amount of $2,902 for the dissatisfied and malfunctioned equipment delivered by Xinghui. As the relevant arbitration actions are currently pending review by the BAC, the Group cannot estimate the range of loss (if any) as of December 31, 2011. Any arbitral award (if any) will be recorded based on the judgement by the BAC. Legal fees are accrued as incurred and are included in general and administrative expenses. As of December 31, 2011, the total legal fees incurred, as it relates to this legal proceeding, was $90.